Leases - Future Minimum Commitments (Tables) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Future minimum commitments under lease obligations
Rent expense for office space	$ 677	$ 720	$ 716
Office Space
Future minimum commitments under lease obligations
2018	761
2019	601
2020	509
2021	184
Total	2,055
Chartered-in vessels
Future minimum commitments under lease obligations
2018	182
2019	182
2020	31
Total	$ 395